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Writer’s Direct Number (212) 756-2427	Writer’s E-mail Address eric.piasta@srz.com

July 14, 2005

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.W.

Washington, D.C. 20549

Attention: Ms. Jennifer G. Williams

Re:	Horizon Lines, Inc.
Registration Statement on Form S-1
Filed March 2, 2005
File No. 333-123073

H-Lines Finance Holding Corp.
Registration Statement on Form S-4
Filed March 30, 2005
File No. 333-123682

Horizon Lines Holding Corp. and
Horizon Lines, LLC
Registration Statement on Form S-4
Filed March 30, 2005
File No. 333-123681

Dear Ms. Williams:

Please note that simultaneously with our submission of this letter, H-Lines Finance Holding Corp. (“HLFHC”) has filed, via the EDGAR system, Amendment No. 2 (“HLFHC Amendment No. 2”) to its Registration Statement on Form S-4 (File No. 333-123682), filed on March 30, 2005 (the “HLFHC S-4 Registration Statement”). By hand delivery, we will be sending you a blacklined copy of HLFHC Amendment No. 2, which has been marked to indicate the changes from Amendment No. 1 to the HLFHC S-4 Registration Statement.

Please note that substantially all of these changes are intended to conform the HLFHC S-4 Registration Statement to reflect the changes that have been previously made to the Registration Statement on Form S-4 (File No. 333-123681) of Horizon Lines Holding Corp, Horizon Lines, LLC and their respective subsidiaries (the “HLHC S-4 Registration Statement”), as amended by Amendments No. 1, 2, 3 and 4. By hand delivery, we are also providing you with a second blacklined copy of HLFHC Amendment No. 2, which has been marked to show changes from Amendment No. 4 to the HLHC S-4 Registration Statement. Please note that certain sections of text in this blacklined copy may appear marked because of the sensitivity of the blacklining software of the financial printer to minor formatting changes (and not because of substantial differences between the documents compared).

Securities and Exchange Commission

July 14, 2005

Pursuant to Rule 461 under the Securities Act of 1933, as amended, we hereby inform you that (i) we, on behalf of HLFHC, may make an oral request that the HLFHC S-4 Registration Statement, as amended by HLFHC Amendment No. 2 (the “Amended HLFHC Registration Statement”), be declared effective, and (ii) HLFHC has authorized us to represent to you, on its behalf, that it is aware of its obligations under the Securities Act with respect thereto.

HLFHC has authorized us to represent to you, on its behalf, that it acknowledges that one or more post-effective amendments to the Amended HLFHC Registration Statement may have to be filed by it with the Securities and Exchange Commission to comply with its obligations under the Securities Act, including in the event of any fundamental change to the information regarding the IPO-Related Transactions disclosed in the Amended HLFHC Registration Statement.

***

Please do not hesitate to contact André Weiss of my office at (212) 756-2431 or the undersigned at (212) 756-2427 with any questions or comments regarding any of the foregoing.

Very truly yours,

/S/    ERIC PIASTA

Eric Piasta

cc:	Johanna Vega Losert, Securities and Exchange Commission
M. Mark Urbania, Horizon Lines, Inc.
Robert S. Zuckerman, Horizon Lines, Inc.
André Weiss, Schulte Roth & Zabel LLP